SCHEDULE OF LOSS BEFORE TAXATION (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Loss Before Taxation
Interest expense on lease liability	$ 13	$ 42
Interest expense on note payable	524
Cost of inventories recognized as an expense (including depreciation charge of right-of-use assets for leases)		1,091
Depreciation of fixed assets	40	26
Depreciation charge of right-of-use assets for leases (included in the administrative expenses)	33
Marketing and promotion expense	$ 2,958	$ 6,431